Note 9 - Long-term Incentive Plan (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Avalon Holdings Corporation 2009 Long Term Incentive Plan Member | Common Class A [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	1,300,000
Avalon Holdings Corporation 2009 Long Term Incentive Plan Member | Share-based Compensation Award, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Requisite Service Period	2 years 197 days
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	6 years 98 days
Avalon Holdings Corporation 2009 Long Term Incentive Plan Member | Share-based Compensation Award, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Requisite Service Period	3 years 197 days
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	6 years 281 days
Avalon Holdings Corporation 2009 Long Term Incentive Plan Member | Share-based Compensation Award, Tranche Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Requisite Service Period	4 years 197 days
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	7 years 98 days
Avalon Holdings Corporation 2009 Long Term Incentive Plan Member | Share-Based Compensation Award Tranche Four [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Requisite Service Period	5 years 197 days
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	7 years 281 days
Avalon Holdings Corporation 2009 Long Term Incentive Plan Member | Share-Based Compensation Award Tranche Five [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Requisite Service Period	6 years 197 days
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	8 years 98 days
Avalon Holdings Corporation 2009 Long Term Incentive Plan Member | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate	60.90%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Minimum	2.06%
Avalon Holdings Corporation 2009 Long Term Incentive Plan Member | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate	61.70%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Minimum	2.28%
Avalon Holdings Corporation 2009 Long Term Incentive Plan Member
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate	0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	1,300,000
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period	10 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	760,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	5 years
Number Of Years After Options Vested, Stock Price Reach Predetermined Vesting Price	3 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate	61.20%
Allocated Share-based Compensation Expense	$ 56,000	$ 80,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized	$ 39,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition	1 year 14 days
Ten Percent Sholders [Member]
Minimum Percentage of Fair Market Value for Incentive Stock Option Price	110.00%
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period	10 years
Other Employees [Member]
Minimum Percentage of Fair Market Value for Incentive Stock Option Price	100.00%
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period	5 years
Minimum Percentage of Grant Date Fair Market Value for Exercise Price	100.00%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	760,000	760,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	5 years